Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of stock option activity and related information

	2018		2017		2016
	Number of options	Weighted- average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted- average exercise price

Outstanding - beginning of year	314,125	$3.39	252,670	$6.21	238,894	$6.65
Changes during the year:
Granted	108,000	$2.39	75,000	$2.13	30,000	$2.13
Exercised	-	$-	-	$-	(10,000)	$2.96
Forfeited	(101,250)	$4.85	(13,545)	$49.09	(6,224)	$8.56

Outstanding - year end	320,875	$2.59	314,125	$3.39	252,670	$6.21

Vested and expected to vest	167,874	$2.90	192,584	$4.10	154,333	$8.44
Exercisable at year end	157,874	$2.89	182,584	$4.17	144,333	$8.82

Schedule of options granted to employees and directors

Exercise Price	Options outstanding as of December 31, 2018	Weighted average remaining contractual life (years)	Options exercisable as of December 31, 2018	Weighted average Remaining Contractual life of options exercisable (years)

2.126	30,000	2.86	20,001	2.86
2.131	67,500	3.93	22,498	3.93
2.237	26,625	1.81	26,625	1.81
2.388	108,000	4.25	-	-
2.96	73,000	1.45	73,000	1.45
3.88	375	0.88	375	0.88
4.02	5,000	0.54	5,000	0.54
6.67	10,000	0.28	10,000	0.28
6.67	375	0.28	375	0.28

Grand Total	320,875	3.02	157,874	1.93